Investment in Fvndit, Inc. (formerly Directus Holdings, Inc.) (Details Narrative) - USD ($)	Nov. 13, 2018	Mar. 16, 2021	Oct. 05, 2020
Tan Tran
Common stock, shares outstanding, Fvndit			40,500,000
Common stock shares issued by Fvndit			500,000
Fvndit
Common stock shares owned by Mr. Tan Tran and Vemanti			8,500,000
Equity method investment, ownership percentage, owned by Mr. Tan Tran and Vemanti		19.77%	20.99%
Thomas Duc Tran
Common stock, shares outstanding, Fvndit		43,000,000
Common stock shares issued by Fvndit		2,500,000
Directus Holdings, Inc
Equity method investment, purchase price, cash paid	$ 150,000
Equity method investment, ownership percentage	20.00%
Equity method investment, purchase price	$ 300,000
Equity method investment, purchase price, shares issued	1,252,086